Dispositions and Asset Sales (Details) € in Thousands, stundent in Thousands, SFr in Thousands, $ in Thousands				1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 20, 2016 USD ($)	Jun. 14, 2016 USD ($)	Apr. 19, 2016 USD ($) stundent educational_institution	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 educational_institution	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 19, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CHF (SFr)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) gain on sales of subsidiaries, net										$ (10,490)	$ 398,081	$ 0
Receipts from sale of subsidiary and property and equipment, net										9,831	554,441	204,076
Settlement of derivatives related to sale of subsidiaries										0	5,663	0
Loss on debt extinguishment										8,392	$ 17,363	1,263
Switzerland and Glion Institutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets								$ 182,000
Gain from sale and leaseback transaction								$ 36,000
Term of lease contract								20 years
Loss on debt extinguishment												$ 932
Ad Portis | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions					$ 55,000
Cash consideration received from dispositions					17,784
(Loss) gain on sales of subsidiaries, net					$ 20,300
Glion Institute of Higher Education and Les Roches International School of Hotel Management | Derivatives not designated as hedging instruments:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of derivatives related to sale of subsidiaries		$ 10,297
Glion Institute of Higher Education and Les Roches International School of Hotel Management | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions														$ 385,000	SFr 380,000
(Loss) gain on sales of subsidiaries, net						$ 249,400				$ (10,300)
Receipts from sale of subsidiary and property and equipment, net				$ 9,300
Net proceeds from dispositions		332,800				$ 5,800
Cash sold in disposition		$ 14,500
LIUF SAS | Derivatives not designated as hedging instruments:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of derivatives related to sale of subsidiaries							$ 4,634
LIUF SAS | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from dispositions			$ 228,000										€ 201,000
(Loss) gain on sales of subsidiaries, net	$ 148,700
Net proceeds from dispositions	207,000
Cash sold in disposition	$ 3,400
Number of educational institutions (educational institution) | educational_institution			5
Number of students within the institution (student) | stundent			7,500
LIUF SAS | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Variable Interest Entity, Primary Beneficiary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of educational institutions (educational institution) | educational_institution			2
Rest of World | Switzerland, Glion And Les Roches | Switzerland and Glion Institutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of educational institutions (educational institution) | educational_institution									2